Restricted net assets - Narrative (Details) € in Millions	Dec. 31, 2025 EUR (€)
Restricted net assets [Abstract]
Restricted net assets subsidiaries	€ 2,141
Percentage of restricted net assets over total consolidated net assets	25.00%